Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Feb. 03, 2016	Oct. 01, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Equity Incentive Plan [Abstract]
Unrecognized cost for non-vested shares			$ 414		$ 521
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)		189,000
Fair value of equity incentive plan per share (in dollars per share)		$ 3.70
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)		153,000
Vesting period			3 years
Shares vested (in shares)		25,000
Shares cancelled (in shares)	8,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member] | Vesting October 1, 2016 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)			31,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member] | Vesting October 1, 2017 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)			42,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member] | Vesting October 1, 2018 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)			47,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)		36,000
Vesting period			2 years
Shares vested (in shares)		12,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Board of Directors [Member] | Vesting October 1, 2016 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)			12,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Board of Directors [Member] | Vesting October 1, 2017 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)			12,000
General and Administrative Expense [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense			$ 79	$ 0